Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 158	$ 97	$ 158
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	24,302,437	9,706,270	8,013,250
Common stock, shares outstanding	24,302,437	9,706,270	8,013,250
Redeemable Convertible Preferred Stock
Redeemable stock, par value		$ 0.001	$ 0.001
Redeemable stock, shares authorized	0	427,985	427,985
Redeemable stock, shares issued	0	427,985	427,985
Redeemable stock, shares outstanding	0	427,985	427,985
Redeemable Common Stock
Redeemable stock, par value		$ 0.001	$ 0.001
Redeemable stock, shares issued	0	3,189,648	3,189,648
Redeemable stock, shares outstanding	0	3,189,648	3,189,648